Note 8 - Fair Value - Carrying Value And Fair Value - Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Carrying Value And Fair Value Assets Line Items
Assets	€ 690,059	€ 731,856	€ 749,855
Percentage of financial assets at fair value classified in level 3	0.13%
Cash cash balances at central banks and other demand deposits [Member]
Carrying Value And Fair Value Assets Line Items
Assets	€ 42,680	40,039	29,282
Fair Value Assets	42,680	40,039	29,282
Financial Assets Held For Trading [Member]
Carrying Value And Fair Value Assets Line Items
Assets	64,695	74,950	78,326
Fair Value Assets	64,695	74,950	78,326
Financial Assets Designated At Fair Value Through Profit Or Loss [Member]
Carrying Value And Fair Value Assets Line Items
Assets	2,709	2,062	2,311
Fair Value Assets	2,709	2,062	2,311
Available for sale financial assets [Member]
Carrying Value And Fair Value Assets Line Items
Assets	69,476	79,221	113,426
Fair Value Assets	69,476	79,221	113,426
Loans and receivables [Member]
Carrying Value And Fair Value Assets Line Items
Assets	431,521	465,977	471,828
Fair Value Assets	438,991	468,844	480,539
Held-to-maturity investments [Member]
Carrying Value And Fair Value Assets Line Items
Assets	13,754	17,696	0
Fair Value Assets	13,865	17,619	0
Derivatives Hedge accounting [Member]
Carrying Value And Fair Value Assets Line Items
Assets	2,485	2,833	3,538
Fair Value Assets	€ 2,485	€ 2,833	€ 3,538